Offerings - Offering: 1	Feb. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	In respect of substituted restricted stock units: Common Stock, par value $0.001 per share
Amount Registered | shares	214,644
Proposed Maximum Offering Price per Unit	60.41
Maximum Aggregate Offering Price	$ 12,966,645
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,986
Offering Note
(1)
This Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)
Calculated solely for the purposes of this offering under Rule 457(c) and (h) of the Securities Act of 1933, as amended, on the basis of the average of the high and low prices of the Registrant’s common stock as reported on The Nasdaq Global Select Market on February 3, 2025.

(3)	Rounded up to the nearest cent.

(4)
Represents shares subject to issuance in connection with restricted stock units outstanding under the Threatology, Inc. 2025 Equity Incentive Plan, and assumed by the Registrant on January 31, 2025 pursuant to the Agreement and Plan of Merger by and among Cisco Systems, Inc., Silverado Acquisition Corp., Threatology, Inc., and the Holders’ Agent (as that term is defined therein), dated as of December 15, 2024.

(5)	The Registrant does not have any fee offsets.